SUMMARY OF ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrant derivative liabilities	$ 2,055,538	$ 1,734,127	$ 2,314,033	$ 2,290,686
Financial liabilities	2,055,538	1,734,127
Fair Value, Inputs, Level 1 [Member]
Warrant derivative liabilities	0	0
Financial liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Warrant derivative liabilities	0	0
Financial liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Warrant derivative liabilities	2,055,538	1,734,127
Financial liabilities	$ 2,055,538	$ 1,734,127